Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 051
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The investments of the Plan that are measured at fair value on a recurring basis as of December 31, 2025 and December 31, 2024, and their level within the fair value hierarchy, are as follows:

	Fair Value Measurements at December 31, 2025
	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments at fair value:
Non-pooled separate account:
Hormel Foods Corporation Stock Fund	$28,865,231	$28,865,231	$—	$—

Mutual funds	3,813,899	3,813,899	—	—

Self-directed brokerage accounts	1,493,415	1,493,415	—	—
Total investments in the fair value hierarchy	34,172,545	$34,172,545	$—	$—

Investments measured at net asset value as a practical expedient:
Separate trust accounts:
Collective trusts	112,000,820
Total separate trust accounts	112,000,820
Total investments at fair value	$146,173,365

	Fair Value Measurements at December 31, 2024
	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments at fair value:
Non-pooled separate account:
Hormel Foods Corporation Stock Fund	$41,379,535	$41,379,535	$—	$—

Mutual funds	3,303,395	3,303,395	—	—

Self-directed brokerage accounts	1,379,499	1,379,499	—	—
Total investments in the fair value hierarchy	46,062,429	$46,062,429	$—	$—

Investments measured at net asset value as a practical expedient:
Separate trust accounts:
Collective trusts	98,522,415
Total separate trust accounts	98,522,415
Total investments at fair value	$144,584,843